Inventories (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories
Raw materials	€ 258,712,000	€ 248,969,000
Work-in-process	1,026,872,000	1,083,932,000
Finished products	532,556,000	353,514,000
Inventories, gross	1,818,140,000	1,686,415,000
Allowance for obsolescence and/or lower market value	(193,513,000)	(189,235,000)	(205,206,000)
Inventories, net	1,624,627,000	1,497,180,000
Allowance for obsolescence
Beginning balance	(189,235,000)	(205,206,000)
Addition for the year	(60,300,000)	(55,691,000)	(86,636,000)
Effect of exchange rates	(883,000)	(4,148,000)
Utilization of the provision	56,905,000	75,810,000
Allowance for obsolescence and/or lower market value	(193,513,000)	(189,235,000)	(205,206,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	60,300,000	55,691,000	86,636,000
Profit on sale of inventories previously written down	4,500,000	68,700,000
Cost of Sales [Member]
Allowance for obsolescence
Addition for the year	(60,000,000)	(49,000,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	60,000,000	49,000,000
Research And Development Costs [Member]
Allowance for obsolescence
Addition for the year	(300,000)	(6,700,000)
Inventories (Textual) [Abstract]
Addition Obsolete Inventory Allowance	€ 300,000	€ 6,700,000